EXPLORATION AND EVALUATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
EXPLORATION AND EVALUATION EXPENSES
Schedule of exploration and evaluation properties

	Year ended
	December 31
	2023	2022
Camino Rojo	$8,740	$3,765
Nevada (South Railroad, Lewis and Monitor Gold)	19,377	7,616
Cerro Quema	6,001	7,176
Other	498	382
	$34,616	$18,939